Investment in Securities (Summary of Investment in Securities) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2024	Mar. 31, 2024
Equity securities	[1]	¥ 584,008	¥ 597,601
Available-for-sale debt securities		2,601,080	2,665,478
Total		¥ 3,185,088	¥ 3,263,079

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥161,244 million and ¥146,047 million as of March 31, 2024 and September 30, 2024, respectively. The amount of investment funds and others that elected the fair value option and were included in equity securities were ¥26,945 million and ¥25,618 million as of March 31, 2024 and September 30, 2024, respectively.